Prepaid expenses (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid expenses
Insurance		$ 19,807	$ 10,431
Legal retainer		30,000	0
Security deposit	$ 36,991	0	0
Other prepaid operating expenses		16,503	240
Prepaid expenses net		$ 74,129	$ 10,671